OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	£ 3,347
End Balance	3,808	£ 3,347
Brand names [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	380
End Balance	380	380
Purchased Credit Card Relationships [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	591
End Balance	521	591
Computer software [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,376
End Balance	2,907	2,376
Cost [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	8,837	7,861
Additions	1,033	1,046
Disposals	(10)	(70)
End Balance	9,864	8,837
Exchange and other adjustments	4
Cost [Member] | Brand names [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	596	596
End Balance	596	596
Cost [Member] | Core Deposit Intangible [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,770
End Balance	2,770	2,770
Cost [Member] | Purchased Credit Card Relationships [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,002	1,017
Disposals		(15)
End Balance	1,002	1,002
Cost [Member] | Customer-related intangible assets [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	538	538
End Balance	538	538
Cost [Member] | Computer software [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	3,931	2,940
Additions	1,033	1,046
Disposals	(10)	(55)
End Balance	4,958	3,931
Exchange and other adjustments	4
Accumulated amortisation [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	5,490	5,026
Charge for the year	566	513
Disposals	(4)	(49)
End Balance	6,056	5,490
Exchange and other adjustments	4
Accumulated amortisation [Member] | Brand names [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	216	193
Charge for the year		23
End Balance	216	216
Accumulated amortisation [Member] | Core Deposit Intangible [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	2,770	2,770
End Balance	2,770	2,770
Accumulated amortisation [Member] | Purchased Credit Card Relationships [Member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	411	355
Charge for the year	70	71
Disposals		(15)
End Balance	481	411
Accumulated amortisation [Member] | Customer-related intangible assets [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	538	519
Charge for the year		19
End Balance	538	538
Accumulated amortisation [Member] | Computer software [member]
OTHER INTANGIBLE ASSETS (Details) - Schedule of Other Intangible Assets [Line Items]
Beginning Balance	1,555	1,189
Charge for the year	496	400
Disposals	(4)	(34)
End Balance	2,051	£ 1,555
Exchange and other adjustments	£ 4